Deferred revenues and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Deferred Revenues and Contract Liabilities
Details of deferred revenues and contract liabilities

	As of December 31, 2020	As of December 31, 2021

	$ in thousands
Deferred revenues and contract liabilities	452	301

Total Deferred revenue and contract liabilities	452	301